Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

12.  Income taxes

The Company recorded income tax expense for the year ended December 31, 2025 totaling $208 (2024 – $256; 2023 – $25) and did not recognize any deferred income tax expense for the year ended December 31, 2025 (2024 – nil; 2023 - nil).

As at December 31, 2025 and 2024, deferred tax assets have not been recognized with respect to the following timing differences. The scientific research and experimental development deferred tax assets expire between 2026 and 2028.

As at December 31	2025	2024
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,418	3,760
Other	2,188	1,226
Total deferred tax assets	$8,964	$8,344

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net profit (loss) for the years ended December 31, 2025, 2024 and 2023 to the income tax expense is as follows:

Year ended December 31	2025	2024	2023
Net income loss before tax for the year
Canadian	$(1,494)	$(1,519)	$(1,654)
Foreign	(5,395)	736	757
	$(6,889)	$(783)	$(897)

Year ended December 31	2025	2024	2023
Canadian federal and provincial income taxes at 27% (2024 – 27%; 2023 – 27%)	$1,860	$(211)	$242
Permanent differences and other items	47	150	204
Deferred tax asset adjustments	(726)	(1,601)	(318)
Foreign tax rate in foreign jurisdictions	(768)	159	94
Change in unrecognized deferred tax assets	(621)	1,247	(247)
Total expense	$(208)	$(256)	$(25)

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (9%), Ireland (12.50%) and the United States (21.00% - 23.50%) that is applicable to income or losses incurred by the Company’s subsidiaries.

At December 31, 2025, the Company has the following Canadian losses available for application in future years:

2037	$1,820
2040	2,774
2041	983
2042	1,664
2043	492
2044	1,723
2045	49
$9,505

At December 31, 2025, the Company has the following Barbados losses available for application in future years:

2026	$1,469
2027	4,273
2031	461
2032	3,257
$9,460

As at December 31, 2025, the Company has $90 (2024 - $95) included as income taxes payable on its consolidated statements of financial position.